Financing Arrangements (Details Narrative) (10-Q) - USD ($)																				1 Months Ended																3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 09, 2016	Jun. 02, 2016	May 25, 2016	May 13, 2016	Mar. 29, 2016	Feb. 28, 2016	Jan. 29, 2016	Jan. 15, 2016	Dec. 15, 2015	Nov. 15, 2015	Oct. 31, 2015	Oct. 23, 2015	Feb. 03, 2015	Aug. 31, 2014	Jul. 30, 2014	Jul. 14, 2014	Jun. 24, 2014	Jun. 18, 2014	May 12, 2014	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Jul. 31, 2014	May 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 09, 2016	Mar. 07, 2016	Sep. 30, 2015	Jul. 31, 2015	Mar. 31, 2015	Jan. 30, 2015	Jun. 30, 2014
Conversion of debt and interest to equity																																		$ 986,793				$ 752,000	$ 752,000	$ 7,288,025
Debt converted into the stock shares																																		16,458
Warrants to purchase of common stock, shares																							1,313								237,570								1,313
Warrants price per share																							$ 60.00								$ 28.20								$ 60.00
Debt maturity date description																																							January 2016 to January of 2017
Accrued interest																							$ 631,611						$ 182,184							$ 862,899	862,899		$ 631,611	182,184
Fair value of warrants																																					3,106,733	$ 2,646,170	3,421,670
Long term debt																							4,990,833						4,636,703							6,073,735	6,073,735		4,990,833	4,636,703
Company owes amount																							341,994						98,384										341,994	98,384
Installment Note Payable - Bank [Member]
Debt face value																							261,000													$ 287,000	$ 287,000		261,000
Series Subordinated Note [Member]
Debt face value																													$ 613,808											613,808
Debt maturity date description																									In May 2015, the Company entered into an amendment of the note to extend the maturity date from April 30, 2015 to December 31, 2015.
Debt maturity date								Jan. 31, 2016	Jan. 31, 2016	Jan. 31, 2016																			Dec. 31, 2014
Accrued interest																				$ 14,476			2,049						$ 100,745										2,049	100,745
Debt monthly installment amount				$ 30,000				$ 30,000	$ 30,000	$ 30,000	$ 50,000														$ 50,000				50,000
Subordinated note																				415,398			415,398																415,398
Series Subordinated Note [Member] | End of Each Following Month Through April of 2015 [Member]
Debt monthly installment amount																													50,000
Note Payable, Due August 2021 [Member]
Debt face value														$ 192,000																$ 192,000
Debt interest rate														0.00%																0.00%
Debt maturity date description																														August 2021
Debt default interest rate																														20.00%
Note payable outstanding														$ 192,000																$ 192,000
Notes Payable, Due April 2016 [Member]
Debt face value																																		$ 74,486
Warrants to purchase of common stock, shares																																				5,000	5,000
Warrants price per share																																				$ 5.25	$ 5.25
Advancements amount																																		$ 10,000
Repayment of debt																				$ 3,500																	$ 7,000
Debt principal amount																																					67,000		74,000
Debt interest amount																																					$ 28,000
Notes Payable, August 2016 [Member]
Debt face value														$ 192,000																$ 192,000
Debt interest rate														0.00%																0.00%
Debt maturity date description

The loan contains a provision whereby if the Company transfers more than a majority of its ownership, the loan becomes immediately due, along with a 30% premium amount of the principal balance. In addition, if the Company is more than 30 days past due on any payments owed under the loan, the interest rate increases to 20% per annum.

Debt maturity date														Aug. 31, 2021
Installment Note Payable - Bank [Member]
Debt face value																										$ 330,020							$ 330,020
Debt interest rate																																	5.00%
Debt converted into the stock shares																										330,000							330,000
Note payable outstanding																						$ 261,000	261,000			$ 330,000			$ 252,000				$ 216,000						261,000	252,000
Long term debt																										$ 113,000
Basis spread on variable rate																										5.00%							5.00%
Convertible Notes - Issued June 2016 [Member]
Repayment of debt	$ 2,160,000
Underwritten offering	5,000,000
Proceeds for future offering to repayment	2,160,000
Series B Convertible Preferred Stock [Member]
Warrants to purchase of common stock, shares																																													137,727	137,727
Warrants price per share																																													$ 17.25	$ 17.25
Warrants adjusted price per share																																													$ 4.94	$ 4.94
Series C Convertible Preferred Stock [Member]
Warrants to purchase of common stock, shares																								670,475												670,475	670,475	670,475
Warrants price per share																								$ 7.22												$ 7.22	$ 7.22	$ 7.22
Warrants adjusted price per share																								$ 4.94												$ 4.94	$ 4.94	$ 4.94
Michael J. Hanson [Member]
Warrants to purchase of common stock, shares					250,000																															663,117	663,117
Warrants price per share																																				$ 0.329	$ 0.329
Michael J. Hanson [Member] | Series B Convertible Preferred Stock [Member]
Conversion of debt and interest to equity													$ 250,000
Debt converted into the stock shares													217,391
Michael J. Hanson [Member] | Series C Convertible Preferred Stock [Member]
Conversion of debt and interest to equity																								$ 102,000														$ 302,000
Debt converted into the stock shares																								1,020														3,020
Warrants expiration term																								5 years
Warrants to purchase of common stock, shares																								15,533														15,533
Warrants price per share																								$ 0.4816														$ 0.4816
Warrants adjusted price per share																								$ 0.329														$ 0.329
Trooien Capital, LLC [Member] | Convertible Notes [Member]
Debt face value																																$ 356,616			$ 4,000,000
Debt interest rate																																			10.00%
Maximum borrowing capacity under financing agreement																																			$ 4,000,000
Debt maturity date description																																convertible notes originally issued to our senior debt holder during the fourth quarter of 2014, due March 2015, under the terms of the Trooien Capital Note, due December 2016.
Debt maturity date																			Dec. 31, 2016																Dec. 31, 2016
Accrued interest																							370,000													$ 485,000	$ 485,000		$ 370,000
Debt default interest rate																																			2.00%
Trooien Capital, LLC [Member] | Convertible Notes [Member] | First Conversion Right [Member]
Debt maturity date																			Oct. 11, 2014
Debt conversion rate																			90.00%
Percentage of conversion price equal to price of common stock sold																			125.00%
Trooien Capital, LLC [Member] | Convertible Notes [Member] | Second Conversion Right [Member]
Debt maturity date																			Dec. 31, 2016
Debt conversion rate																			125.00%
Warrants coverage percentage																			100.00%
Trooien Capital, LLC [Member] | Convertible Notes [Member] | Maximum [Member]
Debt default interest rate																																			4.00%
Columbus Capital Partners, L.P [Member] | Convertible Notes - Issued June 2016 [Member]
Debt face value		$ 1,052,632
Warrants to purchase of common stock, shares		170,698
Warrants price per share		$ 5.55
Debt maturity date		Jun. 01, 2017
Fair value of warrants		$ 1,000,000
Conversion price per share		$ 5.55
Old Main Capital, LLC [Member]
Debt face value	450,000
River North Equity LLC [Member]
Debt face value	450,000
Diamond Rock LLC [Member]
Debt face value	450,000
Tiburon Opportunity Fund, L.P [Member] | Demand Promissory Note [Member]
Debt face value							$ 150,000
Warrants to purchase of common stock, shares						16,667	16,667																																			33,334
Warrants price per share						$ 4.94	$ 4.94
Debt maturity date							Feb. 29, 2016
Proceeds from issuance of warrants						$ 164,500
Prime Rate [Member] | Installment Note Payable - Bank [Member]
Debt interest rate																																	1.00%
February 2016 Through January 2019 [Member] | Installment Note Payable - Bank [Member]
Debt principal amount																						$ 9,901
Share Based Two Tranches [Member]
Debt face value	$ 1,200,000
Warrants to purchase of common stock, shares	75,000
Note payable outstanding	$ 300,000
Share Based Two Tranches [Member] | Convertible Notes - Issued June 2016 [Member]
Number of warrants issued for principal debt amount	375,000
Payment to acquire invetments	$ 375,000
Proceeds for legal expenses	$ 1,000,000
Debt instruments interest rate decription

The notes do not bear any interest, other than during an event of default (in which case default interest at a rate of 24% per annum is applicable). Each tranche funded under a note is due and payable in full six months after the date of funding. In addition to providing three days advance written notice to an investor, under the terms of each note upon repayment of the note (including on the maturity date), the Company is obligated to pay a 20% premium on the then outstanding principal and any accrued default interest then due on the note, which in the aggregate is equal to 120% of the then outstanding principal and any accrued default interest then due on the note.

Share Based Two Tranches [Member] | Investors [Member] | Convertible Notes - Issued June 2016 [Member]
Warrants to purchase of common stock, shares	25,000
Warrants price per share	$ 6.00
Share Based One Tranches [Member] | Convertible Notes - Issued June 2016 [Member]
Payment to acquire invetments	$ 250,000
Proceeds for legal expenses	$ 25,000
Share Based One Tranches [Member] | Investors [Member] | Convertible Notes - Issued June 2016 [Member]
Warrants to purchase of common stock, shares	50,000
Warrants received during the period	200,000
Every Thirty days Period [Member] | Tiburon Opportunity Fund, L.P [Member] | Demand Promissory Note [Member]
Warrants to purchase of common stock, shares							16,667
Warrants price per share							$ 4.94
Prime [Member]
Basis spread on variable rate																																					3.50%		3.50%
IPO [Member]
Line of credit																$ 250,000
Conversion of debt and interest to equity																															$ 6,301,241
Debt converted into the stock shares																15,098															342,612
Debt maturity date																Jan. 31, 2016
Debt beneficial conversion feature																$ 1,000,000																							$ 0	$ 146,000
Interest expense																																							143,835
Unamortized debt																							104,165																104,165
Debt conversion rate																80.00%
Debt principal amount																$ 265,000
Debt interest amount																6,763
IPO [Member] | Trooien Capital, LLC [Member] | Convertible Notes [Member]
Conversion of debt and interest to equity																$ 1,000,000		$ 1,000,000
Debt converted into the stock shares																65,348
Warrants expiration term																5 years
Warrants to purchase of common stock, shares																65,348
Warrants price per share																$ 28.13
Accrued interest																$ 58,630		$ 3,250,000
Warrants coverage percentage																125.00%
Michael Hanson [Member]
Maximum borrowing capacity under financing agreement																																												$ 10,000,000
Line of credit extended maturity date																					Jan. 31, 2017
Michael Hanson [Member] | Financing Commitment Letter [Member]
Debt interest rate																					10.00%						10.00%
Debt maturity date description																					The Company also agreed to make interest only payments on June 30, 2016, September 30, 2016 and December 31, 2016. The interest-only payments are for interest accrued on the principal balance from February 1, 2016 to date of payment. The outstanding principal and accrued interest balance is due in full on January 31, 2017.
Debt maturity date																											Jan. 31, 2016
Accrued interest																							55,000													85,000	$ 85,000		55,000
Advancements amount												$ 250,000
Repayment of debt																											$ 450,000
Debt instrument extended due date																					Jan. 31, 2017
Note payable outstanding																							598,000													$ 598,000	$ 598,000		598,000
Messrs. Hanson and Davis [Member] | Financing Commitment Letter [Member]
Maximum borrowing capacity under financing agreement															$ 2,500,000
Line of credit extended maturity date															Jan. 31, 2016
Line of credit interest rate															10.00%
Line of credit maturity date															Jan. 31, 2015
Debt default interest rate																												18.00%
Advancements amount																												$ 350,000
Messrs. Davis and Michael J. Hanson [Member] | New Demand Promissory Notes [Member]
Debt face value																								$ 400,000														$ 400,000
Debt interest rate																								10.00%														10.00%
Debt maturity date																								Jun. 30, 2015
Messrs. Davis and Michael J. Hanson [Member] | Series C Convertible Preferred Stock [Member] | New Demand Promissory Notes [Member]
Conversion of debt and interest to equity																								$ 400,000
Debt converted into the stock shares																								4,000
Warrants to purchase of common stock, shares																								60,911														60,911
Warrants price per share																								$ 7.22														$ 7.22
Warrants adjusted price per share																								$ 0.329														$ 0.329
Michael J. Hanson [Member] | Demand Promissory Notes [Member]
Debt face value																							$ 150,000																$ 150,000
Debt interest rate																							10.00%																10.00%
Debt maturity date																							Jun. 30, 2016
Michael J. Hanson [Member] | Thirty Day Note Payable [Member]
Debt face value																					$ 75,000
Warrants expiration term																					5 years
Warrants to purchase of common stock, shares																					8,334
Warrants price per share																					$ 0.329
Debt maturity date					Jan. 11, 2017
Number of warrants issued for principal debt amount																					125,000
Warrants received during the period																																				41,667	41,667
James L. Davis [Member]
Warrants to purchase of common stock, shares																																											16,127
Warrants price per share																																											$ 6.60
James L. Davis [Member] | Thirty Day Note Payable [Member]
Debt face value																					$ 150,000
Warrants expiration term																					5 years
Warrants to purchase of common stock, shares																					16,667
Warrants price per share																					$ 4.94
Debt maturity date					Jan. 31, 2017
Number of warrants issued for principal debt amount																					250,000
Warrants received during the period																																				83,334	83,334
Mr.Davis [Member]
Warrants to purchase of common stock, shares																								16,127														16,127
Warrants price per share																								$ 6.60														$ 6.60
Mr.Davis [Member] | Promissory Note Agreement [Member]
Debt face value																																									$ 226,650
Debt interest rate																																									10.00%
Warrants to purchase of common stock, shares																																									22,665
Warrants price per share																																									$ 4.94
Mr.Davis [Member] | Demand Promissory Note Agreement [Member]
Debt face value			$ 200,000																																						$ 250,000
Debt interest rate																																									10.00%
Warrants to purchase of common stock, shares																																				53,334	53,334				5,000
Warrants price per share																																									$ 4.94
Warrants received during the period																																									6,667
Debt principal amount			$ 200,000
Subordinated note																																									$ 250,000
Line Of Credit Agreement [Member] | Michael Hanson [Member]
Debt face value																							$ 1,000,000									$ 1,500,000				$ 1,000,000	$ 1,000,000		$ 1,000,000
Debt interest rate																																10.00%
Line of credit																							1,500,000													1,500,000	1,500,000		1,500,000								$ 1,500,000
Accrued interest																							$ 172,000													222,000	222,000		$ 172,000
Line Of Credit Agreement [Member] | Michael Hanson [Member] | IPO [Member]
Line of credit																$ 250,000
Debt maturity date																Jul. 31, 2015
Debt beneficial conversion feature																$ 1,000,000
Interest expense																																				62,000	125,000
Unamortized debt																																				$ 21,000	$ 21,000
Letter Agreement [Member] | Michael Hanson [Member]
Line of credit																	$ 1,500,000
Conversion of debt and interest to equity																	$ 500,000
Debt converted into the stock shares																	27,778
Warrants expiration term																	5 years
Warrants to purchase of common stock, shares																	22,223
IPO price percentage																	125.00%
Warrants price per share																	$ 28.20
Maximum borrowing capacity under financing agreement																	$ 10,000,000
Debt maturity date description																	The Company also agreed to make interest-only payments on June 30, 2016, September 30, 2016 and December 31, 2016.
Debt maturity date																	Jan. 31, 2017